Fair Value Measurements - Schedule of Fair Value Hierarchy the Plans Assets at Fair Value (Details) - EBP 004 & 003 - USD ($)	Dec. 31, 2025		Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	$ 649,325,069		$ 604,812,482
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	498,552,361		440,021,586
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	10,018		9,998
Assets Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	150,762,690	[1]	164,780,898	[2]
Alcoa Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	13,680,084		11,030,739
Alcoa Corporation Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	13,680,084		11,030,739
Alcoa Corporation Common Stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	0		0
Alcoa Corporation Common Stock | Assets Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	0	[1]	0	[2]
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	460,305,683		406,364,768
Registered Investment Companies | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	460,305,683		406,364,768
Registered Investment Companies | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	0		0
Registered Investment Companies | Assets Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	0	[1]	0	[2]
Commingled Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	150,762,690		164,780,898
Commingled Trusts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	0		0
Commingled Trusts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	0		0
Commingled Trusts | Assets Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	150,762,690	[1]	164,780,898	[2]
Self-Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	24,576,612		22,636,077
Self-Directed Brokerage Accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	24,566,594		22,626,079
Self-Directed Brokerage Accounts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	10,018		9,998
Self-Directed Brokerage Accounts | Assets Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	$ 0	[1]	$ 0	[2]

[1]	In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Individual Plan Net Assets Available for Benefits.
[2]	In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Individual Plan Net Assets Available for Benefits.